Net Loss Per Share Attributable to Common Shareholders - Summary of Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (102,794)	$ (153,380)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	234,675,258	115,301,526
Weighted Average Number of Shares Outstanding, Diluted	234,675,258	115,301,526
Class A Common Stock [Member]
Numerator:
Net loss attributable to common stockholders	$ (100,298)	$ (149,960)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	228,925,258	112,717,964
Weighted Average Number of Shares Outstanding, Diluted	228,925,258	112,717,964
Earnings Per Share, Basic	$ (0.44)	$ (1.33)
Earnings Per Share, Diluted	$ (0.44)	$ (1.33)
Class C Common Stock
Numerator:
Net loss attributable to common stockholders	$ (2,519)	$ (3,437)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	5,750,000	2,583,562
Weighted Average Number of Shares Outstanding, Diluted	5,750,000	2,583,562
Earnings Per Share, Basic	$ (0.44)	$ (1.33)
Earnings Per Share, Diluted	$ (0.44)	$ (1.33)